ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
Net assets acquired	Asset fair value	Relative fair value
	$	$
3 Natural Product Numbers	90,000	89,259
Plant and Equipment	102,824	101,976
Health Canada NHP Site License	150,000	148,765
	342,824	340,000